COMPARATIVE FIGURES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Fair value adjustment to biological assets, inventories sold and other charges		$ 0
Realized fair value on inventories sold and other inventory charges	$ (35,204)	(35,721)
Unrealized gain on changes in fair value of biological assets	40,001	31,726
Total gains (losses) on fair value , biological assets		(3,995)
General and administrative	42,908	29,920
Research and development	5,962	3,645
Total gains (losses) of general and administrative, research and development		33,565
STATEMENTS OF FINANCIAL POSITION
Accounts payable and accrued liabilities		18,952
Other liabilities	$ 10,360	4,484
Total accounts payable and other liabilities		23,436
AS REPORTED
STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Fair value adjustment to biological assets, inventories sold and other charges		(3,995)
Realized fair value on inventories sold and other inventory charges		0
Unrealized gain on changes in fair value of biological assets		0
Total gains (losses) on fair value , biological assets		(3,995)
General and administrative		33,565
Research and development		0
Total gains (losses) of general and administrative, research and development		33,565
STATEMENTS OF FINANCIAL POSITION
Accounts payable and accrued liabilities		23,436
Other liabilities		0
Total accounts payable and other liabilities		23,436
ADJUSTMENT
STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Fair value adjustment to biological assets, inventories sold and other charges		3,995
Realized fair value on inventories sold and other inventory charges		(35,721)
Unrealized gain on changes in fair value of biological assets		31,726
Total gains (losses) on fair value , biological assets		0
General and administrative		(3,645)
Total gains (losses) of general and administrative, research and development		0
STATEMENTS OF FINANCIAL POSITION
Accounts payable and accrued liabilities		(4,484)
Other liabilities		4,484
Total accounts payable and other liabilities		$ 0